Revenue from contracts with customers - Additional information (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from contracts with customers
Recognition of price differential	$ 2,929	$ 7,525	$ 20,531
Percentage of entity's revenue	100.00%	100.00%	100.00%
Terpel
Revenue from contracts with customers
Percentage of entity's revenue	11.00%	11.00%	8.00%
Others
Revenue from contracts with customers
Percentage of entity's revenue	10.00%
Cash flow hedging
Revenue from contracts with customers
Result of hedges for future exports	$ (150)	$ (239)	$ (480)
Result from operations with derivative financial instruments	$ 262	$ (106)	$ 11